Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/25	$380	$452,362
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	310	364,795
City of Huntsville AL GOL
5.00%, 05/01/25	125	146,992
Series E, 5.00%, 11/01/25	115	137,638
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	90	106,355
		1,208,142
Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	85	99,434
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	25	29,694
Series D, 5.00%, 09/01/25	30	35,632
State of Alaska GO, Series B, 5.00%, 08/01/25	160	189,632
		354,392
Arizona — 2.6%
Arizona State University RB
Series A, 5.00%, 07/01/25	220	260,450
Series B, 5.00%, 07/01/25	100	118,386
Arizona Transportation Board RB, Series E, 5.00%, 07/01/25	245	289,836
City of Phoenix AZ GO, 5.00%, 07/01/25	470	556,215
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	480	567,912
Series A, 5.00%, 07/01/25	590	698,309
Series D, 5.00%, 07/01/25	145	171,412
County of Pima AZ GOL, 4.00%, 07/01/25	120	137,045
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	125	147,608
Maricopa County Community College District GO, 5.00%, 07/01/25	330	388,980
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	60	71,058
Maricopa County Unified School District No. 48 Scottsdale GO,
Series A, 5.00%, 07/01/25	15	17,758
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 07/01/25	115	136,046
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/25	50	58,136
Series A, 5.00%, 01/01/25	335	389,511
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	236,515
University of Arizona (The) RB, 4.00%, 06/01/25	130	148,494
		4,393,671
California — 15.2%
Bay Area Toll Authority RB, 5.00%, 04/01/25	200	233,997
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	49,269
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	65	77,832
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	200	227,997
5.00%, 10/01/25	205	245,498
California State Public Works Board RB
4.00%, 10/01/25	100	115,302
5.00%, 09/01/25	180	214,357
5.00%, 11/01/25	250	299,446

	Par
Security	(000)	Value

California (continued)
5.00%, 12/01/25	$280	$336,340
Series A, 5.00%, 06/01/25	50	59,016
Series B, 5.00%, 04/01/25	25	29,330
Series B, 5.00%, 10/01/25	75	89,575
Series C, 5.00%, 11/01/25	60	71,867
Series D, 5.00%, 04/01/25	200	234,637
Series D, 5.00%, 06/01/25	100	118,032
California State University RB
Series A, 4.00%, 11/01/25	80	92,599
Series A, 5.00%, 11/01/25	655	785,777
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	100	119,179
Carmel Unified School District Go, 4.00%, 08/01/25	100	115,201
City & County of San Francisco CA GO, Series R1, 5.00%, 06/15/25	500	592,256
City of Los Angeles CA GO, 5.00%, 09/01/25	100	119,312
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	200	236,484
Series B, 5.00%, 06/01/25	235	277,178
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25	110	129,626
Series C, 5.00%, 05/15/25	140	164,978
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	117,739
City of San Francisco CA Public Utilities Commission Water
Revenue RB, 5.00%, 11/01/25	470	563,840
Coast Community College District GO, 5.00%, 08/01/25	50	59,545
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	70	82,036
County of Monterey CA COP, 5.00%, 10/01/25	260	310,886
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	230	263,099
Series B, 5.00%, 06/01/25	210	248,220
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	30	35,568
El Camino Community College District Foundation/The, 5.00%, 08/01/25	15	17,890
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	60	58,606
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	100	98,185
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	125	149,548
Long Beach Unified School District GO, 5.00%, 08/01/25	100	119,091
Los Angeles Community College District/CA GO
4.00%, 08/01/25	80	92,161
Series C, 5.00%, 08/01/25	240	286,030
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	435	515,756
Series A, 5.00%, 06/01/25	310	366,072
Series A, 5.00%, 07/01/25	110	130,462
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	165	197,672
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/25	120	142,270
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	75	88,919

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	$15	$17,784
Series C, 5.00%, 07/01/25	100	118,558
Los Angeles Department of Water RB
5.00%, 07/01/25	100	118,731
Series B, 5.00%, 07/01/25	25	29,683
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	365	432,267
Series A, 5.00%, 07/01/25	860	1,018,492
Los Rios Community College District GO
5.00%, 08/01/25	95	113,011
Series C, 4.00%, 08/01/25	100	114,985
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	145	141,626
Metropolitan Water District of Southern California RB
2.50%, 07/01/25	315	342,301
5.00%, 07/01/25	175	207,750
Series K, 5.00%, 07/01/25	235	278,915
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	97,522
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	180	176,873
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	24,419
Orange County Water District RB, Series C, 5.00%, 08/15/25	200	238,335
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	560	551,370
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	317,325
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	35,661
Rancho Water District Financing Authority RB, Series A, 5.00%, 08/01/25	140	166,851
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	105	102,154
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	30,395
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	70	83,210
5.00%, 12/01/25	135	162,358
Sacramento Municipal Utility District RB
5.00%, 07/01/25	200	237,203
Series E, 5.00%, 08/15/25	210	250,159
San Diego Community College District GO, 5.00%, 08/01/25	190	225,771
San Diego County Regional Transportation Commission RB,
Series A, 5.00%, 04/01/25	190	223,438
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/25	100	118,959
Series B, 5.00%, 08/01/25	110	130,758
San Diego Unified School District/CA GO
5.00%, 07/01/25	205	242,780
Series C-2, 5.50%, 07/01/25 (AGM)	135	162,505
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	168,523
Series J-2, 4.00%, 07/01/25	135	154,630
Series J-2, 5.00%, 07/01/25	80	94,744
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	50	59,457
San Francisco City & County Airport Commission San
Francisco International Airport RB, 5.00%, 05/01/25	275	323,609

	Par
Security	(000)	Value

California (continued)
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB
Series A, 4.00%, 10/01/25	$105	$121,255
Series A, 5.00%, 10/01/25	155	185,407
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	170	166,648
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	100	98,191
Series B, 0.00%, 09/01/25 (NPFGC)(a)	270	265,116
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	293,377
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	490	579,593
Sequoia Union High School District GO, 5.00%, 07/01/25	150	178,225
State of California Department of Water Resources RB
5.00%, 12/01/25	460	554,100
Series AW, 5.00%, 12/01/25	100	120,457
Series AX, 5.00%, 12/01/25	195	234,890
State of California GO
4.00%, 03/01/25	20	22,710
4.00%, 09/01/25	365	420,525
4.00%, 10/01/25	75	86,611
5.00%, 03/01/25	115	134,683
5.00%, 04/01/25	245	287,823
5.00%, 08/01/25	670	796,730
5.00%, 09/01/25	890	1,061,477
5.00%, 10/01/25	805	962,920
5.00%, 11/01/25	520	623,823
Series B, 5.00%, 08/01/25	410	487,551
Series B, 5.00%, 09/01/25	135	161,011
University of California RB
5.00%, 05/15/25	160	189,011
Series A, 5.00%, 05/15/25	335	395,743
Series AY, 5.00%, 05/15/25	155	183,105
Series I, 5.00%, 05/15/25	415	489,388
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	101,187
		25,493,349
Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	26,949
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	30	34,601
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	160	191,597
County of Adams Co. COP, 5.00%, 12/01/25	130	155,600
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	50	59,775
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	125	149,973
Series A, 5.50%, 12/01/25 (SAW)	110	134,336
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	150	145,560
State of Colorado COP
Series K, 5.00%, 03/15/25	125	145,866
Series L, 5.00%, 03/15/25	25	29,173
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	215	253,679
		1,327,109

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Connecticut — 1.7%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	$100	$116,712
State of Connecticut GO
4.00%, 06/01/25	150	171,277
Series A, 5.00%, 04/15/25	170	199,723
Series B, 3.00%, 06/01/25	100	110,380
Series B, 5.00%, 05/15/25	210	247,468
Series B, 5.00%, 06/15/25	100	118,154
Series C, 5.00%, 06/15/25	195	230,401
Series E, 5.00%, 09/15/25	240	286,086
Series F, 5.00%, 11/15/25	380	455,582
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/25	185	215,172
Series A, 5.00%, 08/01/25	30	35,648
Series A, 5.00%, 09/01/25	275	327,737
Series B, 5.00%, 08/01/25	160	190,123
Series B, 5.00%, 10/01/25	170	203,194
		2,907,657
Delaware — 0.6%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,025
Delaware Transportation Authority RB, 5.00%, 07/01/25	400	473,890
State of Delaware GO
5.00%, 03/01/25	100	117,154
5.00%, 10/01/25	100	119,663
Series 2009C, 5.00%, 10/01/25	90	107,697
Series A, 5.00%, 02/01/25	100	116,789
		953,218
District of Columbia — 1.6%
District of Columbia, Series C, 5.00%, 05/01/25	140	164,460
District of Columbia GO
Series A, 5.00%, 06/01/25	210	248,132
Series B, 5.00%, 06/01/25	300	354,474
Series D, 5.00%, 06/01/25	165	194,961
Series E, 5.00%, 06/01/25	165	194,961
District of Columbia RB
Series A, 5.00%, 12/01/25	60	71,929
Series C, 5.00%, 10/01/25	490	584,104
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/25	250	298,814
Series B, 5.00%, 10/01/25	220	262,956
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	225	265,694
		2,640,485
Florida — 3.4%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	165,561
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	100	118,976
Series B, 5.00%, 10/01/25	175	208,209
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	490	583,656
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	72,363
Florida Department of Environmental Protection RB
5.00%, 07/01/25	395	466,949
Series A, 5.00%, 07/01/25	150	177,322
Florida Department of Management Services COP, 5.00%, 08/01/25	245	290,481
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	70,468

	Par
Security	(000)	Value

Florida (continued)
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	$180	$211,480
Orange County School Board COP, 5.00%, 08/01/25	50	59,194
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	165	195,197
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	210	245,576
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	240	280,345
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	120	140,834
Series C, 5.00%, 07/01/25	140	164,306
School District of Broward County/FL GO, 5.00%, 07/01/25	150	177,515
State of Florida Department of Transportation RB, 5.00%, 07/01/25	230	271,796
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/25	195	230,937
State of Florida GO
Series A, 5.00%, 06/01/25	272	321,390
Series A, 5.00%, 07/01/25	50	59,193
Series B, 5.00%, 06/01/25	140	165,421
Series B, 5.00%, 07/01/25	10	11,839
Series C, 5.00%, 06/01/25	280	330,843
Series D, 5.00%, 06/01/25	85	100,434
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/25	150	177,644
Series B, 5.00%, 07/01/25	130	153,958
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	85	101,363
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	60	71,244
		5,624,494
Georgia — 2.0%
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	195	239,916
Series B, 5.00%, 11/01/25	245	293,687
County of Forsyth GA GO, 5.00%, 09/01/25	90	107,381
Forsyth County School District GO, 5.00%, 02/01/25	80	93,370
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/25	230	271,184
Gwinnett County School District GO, 5.00%, 02/01/25	120	140,055
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	119,272
Series A, 4.00%, 07/01/25	160	183,063
Private Colleges & Universities Authority RB
5.00%, 09/01/25	115	136,796
Series B, 5.00%, 10/01/25	390	465,256
State of Georgia GO
5.00%, 07/01/25	125	148,198
Series A, 5.00%, 02/01/25	435	507,864
Series A, 5.00%, 07/01/25	85	100,775
Series A1, 5.00%, 02/01/25	85	99,238
Series A-1, 5.00%, 02/01/25	85	99,238
Series C1, 4.00%, 01/01/25	150	169,477
Series C1, 4.00%, 07/01/25	105	120,400
Series E, 5.00%, 12/01/25	100	120,313
		3,415,483
Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	285	336,868
Series B, 5.00%, 07/01/25	160	189,281

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hawaii (continued)
City & County of Honolulu HI GO
5.00%, 09/01/25	$125	$148,523
Series A, 5.00%, 10/01/25	160	190,655
Series B, 5.00%, 09/01/25	225	267,342
Series C, 5.00%, 10/01/25	65	77,453
Series E, 5.00%, 09/01/25	125	148,523
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	170	202,296
State of Hawaii GO
Series EZ, 5.00%, 10/01/25	335	399,796
Series FE, 5.00%, 10/01/25	130	155,145
Series FK, 5.00%, 05/01/25	100	117,594
Series FN, 5.00%, 10/01/25	225	268,520
Series FT, 5.00%, 01/01/25	25	29,040
State of Hawaii State Highway Fund RB, Series A, 4.00%, 01/01/25	75	84,574
University of Hawaii RB, Series B, 5.00%, 10/01/25	45	53,663
		2,669,273
Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	290	341,916

Illinois — 2.3%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	300	347,926
Series C, 5.00%, 01/01/25	115	133,372
Series F, 5.00%, 01/01/25	150	173,963
Illinois Finance Authority RB
4.00%, 07/01/25	390	446,381
5.00%, 07/01/25	205	242,604
5.00%, 12/01/25	265	318,069
State of Illinois GO
5.00%, 01/01/25	155	178,618
5.00%, 02/01/25	125	144,461
5.00%, 10/01/25	100	118,145
5.50%, 05/01/25	210	248,643
Series A, 5.00%, 03/01/25	155	179,642
Series D, 5.00%, 11/01/25	1,060	1,255,652
		3,787,476
Indiana — 0.9%
City of Indianapolis Department of Public Utilities Water
System Revenue RB, 5.00%, 10/01/25	230	273,435
Indiana Finance Authority RB
5.00%, 02/01/25	105	122,428
Series B, 5.00%, 02/01/25	190	221,536
Series C, 5.00%, 12/01/25	285	342,346
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	75	86,843
Purdue University COP, Series A, 5.00%, 07/01/25	115	136,243
Purdue University RB
5.00%, 07/01/25	160	189,556
Series A, 5.25%, 07/01/25	165	197,084
		1,569,471
Iowa — 0.4%
State of Iowa GO, 5.00%, 06/15/25	400	471,431
State of Iowa RB, Series A, 5.00%, 06/01/25	135	158,891
		630,322
Kansas — 0.6%
Johnson County Public Building Commission RB, Series A, 5.00%, 09/01/25	190	226,607

	Par
Security	(000)	Value

Kansas (continued)
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	$175	$209,170
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	23,841
State of Kansas Department of Transportation RB
5.00%, 09/01/25	230	273,283
Series A, 5.00%, 09/01/25	190	225,755
		958,656
Louisiana — 0.5%
State of Louisiana GO
Series A, 5.00%, 09/01/25	200	237,816
Series B, 5.00%, 05/01/25	25	29,378
Series B, 5.00%, 08/01/25	315	373,476
State of Louisiana RB, 5.00%, 09/01/25	180	213,641
		854,311
Maine — 0.7%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	125,021
Maine Municipal Bond Bank RB
5.00%, 11/01/25	300	359,476
Series A, 5.00%, 09/01/25	195	231,958
Series B, 5.00%, 11/01/25	85	101,852
State of Maine GO, Series B, 5.00%, 06/01/25	285	336,152
		1,154,459
Maryland — 4.3%
City of Baltimore MD RB
5.00%, 07/01/25	195	230,352
Series A, 5.00%, 07/01/25	190	224,608
County of Anne Arundel MD GOL, 5.00%, 10/01/25	680	813,087
County of Baltimore MD GO, 5.00%, 03/01/25	475	556,298
County of Charles MD GO, 5.00%, 10/01/25	10	11,962
County of Frederick MD GO, 5.00%, 08/01/25	300	356,745
County of Howard MD GO
5.00%, 08/15/25	140	166,710
Series A, 5.00%, 02/15/25	240	280,605
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	117,278
County of Montgomery MD GO
Series C, 5.00%, 10/01/25	100	119,618
Series D, 4.00%, 11/01/25	490	566,942
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25	220	261,194
Series B, 5.00%, 07/15/25	45	53,426
State of Maryland Department of Transportation RB
4.00%, 09/01/25	235	270,749
5.00%, 09/01/25	295	351,838
5.00%, 10/01/25	160	191,388
5.00%, 12/01/25	85	101,819
State of Maryland GO
Second Series, 5.00%, 08/01/25	305	362,690
Series A, 5.00%, 03/15/25	125	146,606
Series A, 5.00%, 08/01/25	310	368,636
Series B, 4.00%, 08/01/25	210	241,287
Series B, 5.00%, 08/01/25	560	665,923
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	65	74,327
5.00%, 06/01/25 (GTD)	350	413,700
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	180	212,760
		7,160,548

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts — 3.4%
Commonwealth of Massachusetts GO, 5.00%, 01/01/25	$205	$238,358
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/25	195	230,937
Series B, 5.00%, 04/01/25	75	88,019
Series B, 5.00%, 07/01/25	190	225,016
Series B, 5.25%, 09/01/25 (AGM)	375	450,545
Series C, 5.00%, 08/01/25	230	273,201
Series C, 5.00%, 09/01/25	135	160,828
Series C, 5.00%, 10/01/25	465	555,581
Series D, 5.00%, 07/01/25	255	301,995
Series E, 5.00%, 11/01/25 (AMBAC)	90	107,843
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	165	194,753
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	515	609,647
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	620	736,727
Series 22, 5.00%, 08/01/25	70	83,210
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	185	219,962
Series A, 5.00%, 10/15/25	250	299,913
Massachusetts School Building Authority RB
5.00%, 01/15/25	100	116,479
5.00%, 02/15/25	150	175,089
Series C, 5.00%, 08/15/25	250	297,475
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/25	75	87,232
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	135	160,298
Series B, 5.25%, 08/01/25 (AGM)	15	17,960
Series C, 5.00%, 08/01/25	10	11,874
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	29,980
		5,672,922
Michigan — 1.0%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	120	144,031
Series B, 5.00%, 10/01/25	295	352,600
Michigan State Building Authority RB, Series I, 5.00%, 04/15/25	370	434,692
State of Michigan GO
Series A, 5.00%, 05/01/25	85	99,990
Series B, 4.00%, 11/01/25	120	138,623
State of Michigan RB, 5.00%, 03/15/25	255	298,269
University of Michigan RB, Series A, 5.00%, 04/01/25	210	246,705
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	29,959
		1,744,869
Minnesota — 1.4%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	173,950
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	300,423
Metropolitan Council GO, Series A, 5.00%, 03/01/25	65	76,074
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	120	139,304
Series C, 5.00%, 01/01/25	125	145,108
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	110	128,741
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	53,632

	Par
Security	(000)	Value

Minnesota (continued)
State of Minnesota GO
Series A, 5.00%, 08/01/25	$220	$261,807
Series A, 5.00%, 10/01/25	45	53,869
Series B, 5.00%, 08/01/25	150	178,504
Series B, 5.00%, 10/01/25	135	161,608
Series D, 5.00%, 08/01/25	260	309,407
Series E, 5.00%, 10/01/25	100	119,709
University of Minnesota RB, Series B, 5.00%, 10/01/25	150	179,220
		2,281,356
Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	100	120,026
Series C, 5.00%, 10/01/25	360	429,632
		549,658
Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	100,129
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	310	364,669
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	240	281,468
		746,266
Nebraska — 0.5%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	185	214,212
Series C, 5.00%, 01/01/25	210	243,159
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	58,723
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	60	69,640
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	225	261,917
		847,651
Nevada — 2.1%
Clark County School District GOL, Series A, 5.00%, 06/15/25	550	647,288
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	500	591,503
County of Clark Department of Aviation RB, 5.00%, 07/01/25	215	254,531
County of Clark NV GOL
5.00%, 11/01/25	170	203,067
Series A, 5.00%, 06/01/25	65	76,530
Series A, 5.00%, 11/01/25	175	209,040
Series B, 5.00%, 06/01/25	50	58,869
Series B, 5.00%, 12/01/25	255	305,458
County of Clark NV RB
5.00%, 07/01/25	140	165,561
Series B, 5.00%, 07/01/25	110	130,083
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	75	88,493
State of Nevada GOL
5.00%, 05/01/25	135	158,476
Series A, 5.00%, 05/01/25	70	82,173
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	325	390,084
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	140	164,834
Series C, 5.00%, 10/01/25	40	47,645
		3,573,635
New Hampshire — 0.4%
City of Manchester NH GO, 4.00%, 06/15/25	250	284,843
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/25	175	207,612

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New Hampshire (continued)
State of New Hampshire GO, Series B, 5.00%, 12/01/25	$175	$210,213
		702,668
New Jersey — 2.6%
County of Monmouth NJ GO, 5.00%, 07/15/25	170	201,389
Monmouth County Improvement Authority (The) RB
5.00%, 02/15/25 (GTD)	100	116,726
5.00%, 12/01/25 (GTD)	250	300,184
New Jersey Economic Development Authority RB
Series A, 4.13%, 06/15/25	170	193,305
Series B, 4.00%, 11/01/25 (SAP)	675	772,255
Series D, 5.00%, 06/15/25	30	35,116
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	175	207,552
Series B, 5.00%, 07/01/25	125	148,252
Series D, 5.00%, 07/01/25	410	486,265
New Jersey Infrastructure Bank RB, Series A-1, 5.00%, 09/01/25 (MUN GOVT GTD)	110	131,144
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	30	35,193
Series A, 5.00%, 06/15/25	25	29,280
Series A, 5.75%, 06/15/25 (NPFGC)	65	78,335
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	133,116
Series C-2, 5.50%, 01/01/25 (AMBAC)	365	428,682
State of New Jersey GO
5.00%, 06/01/25	525	617,470
Series A, 5.00%, 06/01/25	315	370,482
		4,284,746
New Mexico — 0.4%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	110	130,063
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	100,668
State of New Mexico GO, 5.00%, 03/01/25	275	322,067
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	59,150
		611,948
New York — 9.4%
City of New York NY GO
5.00%, 08/01/25	510	605,570
Series 1, 5.00%, 08/01/25	425	504,641
Series A, 5.00%, 08/01/25	505	599,633
Series C, 4.00%, 08/01/25	185	212,324
Series C, 5.00%, 08/01/25	785	932,102
Series E, 5.00%, 08/01/25	100	118,739
Series F-1, 5.00%, 06/01/25	75	88,524
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	29,477
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	112,908
Metropolitan Transportation Authority RB
5.00%, 11/15/25	70	83,496
Series A, 5.00%, 11/15/25	105	125,258
Series B, 5.00%, 11/15/25	545	647,272
Series B2, 5.00%, 11/15/25	215	256,453
Series C-1, 5.00%, 11/15/25	65	77,198
Series F, 5.00%, 11/15/25	230	273,159
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/25 (SAW)	125	148,156
Series S-2A, 5.00%, 07/15/25 (SAW)	105	124,451
Series S-3, 5.00%, 07/15/25 (SAW)	340	402,985

	Par
Security	(000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	$100	$114,032
5.00%, 02/01/25	50	58,337
5.00%, 08/01/25	275	326,774
5.00%, 11/01/25	145	173,815
Series A-1, 5.00%, 08/01/25	10	11,883
Series B-1, 5.00%, 08/01/25	250	297,067
Series C, 5.00%, 11/01/25	455	545,419
New York City Water & Sewer System RB
4.00%, 06/15/25	125	143,253
5.00%, 06/15/25	335	396,811
Series FF, 4.00%, 06/15/25	50	57,301
Series GG, 5.00%, 06/15/25	250	296,128
New York State Dormitory Authority RB
4.00%, 02/15/25	125	141,668
5.00%, 03/15/25	250	293,023
5.00%, 10/01/25	105	125,647
Series 1, 5.00%, 03/15/25	210	246,415
Series A, 5.00%, 02/15/25	355	414,613
Series A, 5.00%, 03/15/25	460	539,621
Series A, 5.00%, 07/01/25	230	270,075
Series B, 5.00%, 02/15/25	365	426,514
Series B, 5.50%, 03/15/25 (AMBAC)	160	190,499
Series D, 5.00%, 02/15/25	410	479,098
Series E, 5.00%, 02/15/25	60	70,112
Series E, 5.00%, 03/15/25	435	510,201
New York State Environmental Facilities Corp. RB
5.00%, 10/15/25	70	83,716
Series A, 4.00%, 06/15/25	65	74,329
Series B, 5.00%, 06/15/25	200	236,393
Series D, 5.00%, 03/15/25	125	146,408
New York State Thruway Authority RB
5.00%, 01/01/25	210	243,626
5.00%, 03/15/25	200	234,522
Series L, 5.00%, 01/01/25	150	174,018
New York State Urban Development Corp. RB
5.00%, 03/15/25	75	87,946
Series A, 5.00%, 03/15/25	1,115	1,307,461
Series C, 5.00%, 03/15/25	65	76,220
Port Authority of New York & New Jersey RB
Series 189, 5.00%, 05/01/25	120	141,162
Series 205, 5.00%, 11/15/25	445	533,511
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	155	185,756
Series B, 5.00%, 11/15/25	335	401,473
Series C-1, 5.00%, 11/15/25	200	239,686
		15,636,879
North Carolina — 2.5%
City of Charlotte NC COP
5.00%, 12/01/25	50	59,965
Series B, 5.00%, 06/01/25	50	58,953
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	100,775
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	155	183,765
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	155	183,765
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	220	262,289
County of Buncombe NC, 5.00%, 06/01/25	120	141,538
County of Durham NC GO, 5.00%, 10/01/25	250	299,043

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

North Carolina (continued)
County of Forsyth NC GO
5.00%, 03/01/25	$185	$216,591
5.00%, 07/01/25	55	65,183
5.00%, 12/01/25	200	240,530
County of Guilford NC GO, 5.00%, 03/01/25	350	409,767
County of Iredell NC RB, 5.00%, 12/01/25	25	29,947
County of Johnston NC GO, 4.00%, 02/01/25	140	158,315
County of Mecklenburg NC GO, 5.00%, 03/01/25	110	128,827
County of New Hanover NC GO, 5.00%, 08/01/25	100	118,871
County of Wake NC GO
Series A, 5.00%, 03/01/25	175	204,883
Series C, 5.00%, 03/01/25	170	199,030
County of Wake NC RB, 5.00%, 08/01/25	120	142,382
State of North Carolina GO
5.00%, 06/01/25	160	189,053
Series A, 5.00%, 06/01/25	145	171,329
Series B, 5.00%, 06/01/25	455	537,619
State of North Carolina RB, 5.00%, 03/01/25	115	134,458
		4,236,878
Ohio — 3.1%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	173,529
City of Cleveland OH GO, 5.00%, 12/01/25	110	131,504
City of Columbus OH GO
5.00%, 04/01/25	175	205,167
Series 1, 5.00%, 07/01/25	500	591,503
Series A, 4.00%, 04/01/25	90	102,238
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	25	28,604
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/25	200	232,544
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	130	153,333
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	137,209
Ohio State University (The) RB, 5.00%, 12/01/25	270	324,845
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/25	75	88,587
Series A, 5.00%, 12/01/25	150	180,326
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/25	130	156,282
Series 2015-A, 5.00%, 12/01/25	375	450,814
Series B, 5.00%, 12/01/25	55	66,119
State of Ohio GO
5.00%, 08/01/25	100	118,783
5.00%, 09/01/25	115	137,002
Series A, 5.00%, 06/15/25	250	295,597
Series A, 5.00%, 09/01/25	65	77,436
Series A, 5.00%, 09/15/25	95	113,329
Series B, 5.00%, 08/01/25	360	427,619
Series B, 5.00%, 09/01/25	185	220,395
Series B, 5.00%, 09/15/25	175	208,763
Series S, 5.00%, 05/01/25	50	58,858
Series V, 5.00%, 05/01/25	130	153,032
State of Ohio RB
5.00%, 04/01/25	100	117,118
Series A, 5.00%, 02/01/25	50	58,204
Series C, 5.00%, 12/01/25	135	161,842
		5,170,582

	Par
Security	(000)	Value

Oklahoma — 0.6%
City of Oklahoma City OK GO, 5.00%, 03/01/25	$95	$111,222
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	35	39,764
Series A, 5.00%, 06/01/25	150	176,420
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	125,211
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	305	361,079
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	110	127,695
Oklahoma Water Resources Board RB, 5.00%, 04/01/25 (OK CERF)	100	117,278
		1,058,669
Oregon — 0.9%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	17,765
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/15/25	145	171,323
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	100	118,112
Series B, 5.00%, 06/15/25 (GTD)	150	177,168
Portland Community College District GO, 5.00%, 06/15/25	280	330,713
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	195	233,694
Series C, 5.00%, 11/15/25	100	119,843
State of Oregon GO
5.00%, 05/01/25	35	41,215
Series H, 5.00%, 08/01/25	195	231,798
Series L, 5.00%, 08/01/25	50	59,435
		1,501,066
Pennsylvania — 2.9%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	302,338
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/25	520	620,579
Series B, 5.00%, 11/01/25	100	119,685
Commonwealth of Pennsylvania GO
5.00%, 07/15/25	70	82,955
5.00%, 09/15/25 (AGM)	20	23,877
First Series, 5.00%, 01/01/25	230	267,084
First Series, 5.00%, 02/01/25 (AGM)	220	256,767
First Series, 5.00%, 08/15/25	360	427,885
First Series, 5.00%, 09/15/25	550	655,614
Second Series, 5.00%, 09/15/25	365	435,090
Series D, 5.00%, 08/15/25	100	118,857
County of Bucks PA GO, 5.00%, 06/01/25	120	141,538
Delaware County Authority RB, 5.00%, 12/01/25	60	71,644
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	100	117,958
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	220	255,064
Pennsylvania State University (The) RB, 5.25%, 08/15/25	70	83,963
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	370	444,273
Series A2, 5.00%, 12/01/25	220	264,162
Series B, 5.00%, 06/01/25	85	100,042
		4,789,375
Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	230	270,781
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/25	135	161,298

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Rhode Island (continued)
State of Rhode Island GO
5.00%, 01/15/25	$150	$174,719
Series A, 5.00%, 08/01/25	80	95,061
		701,859
South Carolina — 0.5%
City of Columbia SC Waterworks & Sewer System Revenue RB, Series B, 5.00%, 02/01/25	265	308,581
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	260	311,790
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25	100	116,920
State of South Carolina GO, 5.00%, 04/01/25	125	146,798
		884,089
Tennessee — 2.6%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	50	59,965
City of Memphis TN GO, Series A, 5.00%, 12/01/25	210	252,255
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	200	238,684
County of Blount TN GO, 5.00%, 06/01/25	410	482,729
County of Hamilton TN GO
4.00%, 03/01/25	335	380,013
5.00%, 04/01/25	150	176,098
County of Montgomery TN GO, 5.00%, 04/01/25	130	152,514
County of Shelby TN GO
5.00%, 04/01/25	250	293,296
Series A, 5.00%, 04/01/25	135	158,380
County of Sumner TN GO, 5.00%, 12/01/25	150	180,397
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/25	145	170,871
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	300	348,482
5.00%, 07/01/25	225	266,176
Series A, 5.00%, 07/01/25	140	165,621
Metropolitan Government of Nashville & Davidson County TN
Water & Sewer Revenue RB, Series B, 5.00%, 07/01/25	105	124,216
State of Tennessee GO, Series A, 5.00%, 08/01/25	180	214,047
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC)	255	305,077
Series B, 5.00%, 11/01/25	260	311,059
		4,279,880
Texas — 10.6%
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	180	211,840
Aldine Independent School District GOL, 5.00%, 02/15/25	125	145,763
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	230	268,204
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	35	40,868
Series B, 5.00%, 02/15/25 (PSF)	100	116,764
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	260	308,152
Series B, 5.00%, 08/01/25 (PSF)	150	177,780
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	80	93,196
Board of Regents of the University of Texas System RB, Series C, 5.00%, 08/15/25	200	237,625
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	115	132,946
City of Arlington TX GOL, 5.00%, 08/15/25	85	100,727
City of Austin TX GOL, 5.00%, 09/01/25	190	226,011

	Par
Security	(000)	Value

Texas (continued)
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	$75	$89,953
City of Austin/TX GOL, 5.00%, 09/01/25	235	279,539
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	185	220,529
Series A, 5.00%, 10/01/25	100	119,205
City of Frisco TX GOL, 5.00%, 02/15/25	90	105,019
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	76,840
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/25 (AGM)(a)	20	19,534
Series B, 5.00%, 11/15/25	135	161,979
Series D, 5.00%, 11/15/25	225	269,965
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	17,551
City of Plano TX GOL
5.00%, 09/01/25	170	202,372
Series A, 5.00%, 09/01/25	80	95,234
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	510	593,679
5.00%, 02/01/25 (ETM)	50	58,220
City of San Antonio TX GOL, 5.00%, 08/01/25	450	533,538
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	120	140,025
County of Bexar TX GOL, 5.00%, 06/15/25	50	59,056
County of Bexar TX RB, 5.00%, 06/15/25	150	177,168
County of Denton TX GOL, 5.00%, 05/15/25	75	88,257
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	116,881
County of Harris TX GOL, Series B, 5.00%, 10/01/25	390	465,613
County of Harris TX RB
5.00%, 08/15/25	150	178,152
Series A, 5.00%, 08/15/25	235	279,105
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	100	116,803
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	225	262,634
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	165	197,964
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	325	379,234
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	155	183,954
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	395	460,915
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	300	356,571
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	196,142
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	115	133,913
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	122,320
Series D, 5.00%, 02/15/25 (PSF)	35	40,773
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	122,279
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	75,847
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	47,443
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	20	19,614
Series A, 5.00%, 08/15/25 (PSF)	125	148,405

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series B, 0.00%, 08/15/25(a)	$100	$97,677
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	85	101,028
Series B, 5.00%, 08/15/25	130	154,456
Lone Star College System GOL, Series B, 5.00%, 02/15/25	270	314,952
Lower Colorado River Authority RB
5.00%, 05/15/25	65	76,168
Series D, 5.00%, 05/15/25	130	152,335
Metropolitan Transit Authority of Harris County Sales & Use
Tax Revenue, Series B, 5.00%, 11/01/25	125	149,665
Metropolitan Transit Authority of Harris County Sales & Use
Tax Revenue RB, 5.00%, 11/01/25	220	263,410
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	305	362,021
North Texas Municipal Water District RB, 5.00%, 06/01/25	200	234,853
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor Sys, 5.00%, 06/01/25	15	17,692
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/25	50	59,499
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/25	155	179,762
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	85	101,104
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	52,567
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	40	46,521
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/25	175	207,101
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	215	254,162
Series B, 5.00%, 07/01/25	115	135,996
Rockwall Independent School District GO, 5.00%, 02/15/25 (PSF)	110	128,271
Round Rock Independent School District GO
5.00%, 08/01/25 (PSF)	30	35,609
Series A, 5.00%, 08/01/25 (PSF)	120	142,434
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	235	274,125
5.00%, 08/15/25 (PSF)	170	201,906
San Antonio Water System RB
Series A, 5.00%, 05/15/25	125	147,043
Series C, 5.00%, 05/15/25	70	82,344
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	160	189,746
State of Texas GO
5.00%, 04/01/25	245	287,234
5.00%, 08/01/25	190	225,438
5.00%, 10/01/25	55	65,638
Series A, 5.00%, 04/01/25	55	64,481
Series A, 5.00%, 08/01/25	190	225,438
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/25	135	158,211
Texas A&M University RB, Series C, 5.00%, 05/15/25	95	111,910
Texas State University System RB, 5.00%, 03/15/25	275	321,446
Texas Tech University System, 5.00%, 02/15/25	190	221,560
Texas Transportation Commission State Highway Fund RB 5.25%, 04/01/25	185	219,096
First Series, 5.00%, 10/01/25	50	59,763
Series A, 5.00%, 10/01/25	630	753,011

	Par
Security	(000)	Value

Texas (continued)
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	$125	$146,805
Series A, 5.00%, 10/15/25	215	257,028
Series B, 5.00%, 04/15/25	175	205,527
Series B, 5.00%, 10/15/25	220	263,005
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	175	203,866
University of North Texas System RB, Series A, 5.00%, 04/15/25	50	58,560
University of Texas System (The) RB
5.00%, 08/15/25	145	172,278
Series E, 5.00%, 08/15/25	115	136,634
Series H, 5.00%, 08/15/25	75	89,109
		17,680,586
Utah — 0.9%
Davis School District GO, Series B, 5.00%, 06/01/25	40	47,196
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	110	129,923
State of Utah GO, 5.00%, 07/01/25	285	337,524
University of Utah (The) RB
Series A, 4.00%, 08/01/25	75	85,981
Series A, 5.00%, 08/01/25	110	130,468
Series B1, 5.00%, 08/01/25 (SAP)	25	29,652
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	460	540,739
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	175	204,064
		1,505,547
Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	47,536
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	138,249
		185,785
Virginia — 4.2%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	165,921
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	143,228
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	172,980
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	149,197
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	41,538
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	116,517
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	119,434
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	88,619
County of Arlington VA GO
Series A, 5.00%, 08/01/25 (SAW)	50	59,435
Series B, 5.00%, 08/15/25	75	89,276
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	239,838
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	110	131,529
County of Henrico VA GO
5.00%, 07/15/25	50	59,297
Series A, 5.00%, 08/01/25 (SAW)	500	593,915
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	65	74,684
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	40,747
Virginia Beach Development Authority RB, 5.00%, 04/01/25	150	175,558
Virginia College Building Authority RB
Series A, 5.00%, 02/01/25	40	46,639
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	145,788
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	349,891
Series B, 5.00%, 09/01/25	175	208,403

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
Series E, 5.00%, 02/01/25	$410	$478,052
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	345	404,086
5.00%, 05/15/25	30	35,353
5.00%, 09/15/25	130	155,022
Series A, 5.00%, 05/15/25	255	300,497
Virginia Public Building Authority RB
5.00%, 08/01/25	140	166,296
Series A, 5.00%, 08/01/25	170	201,931
Series B, 5.00%, 08/01/25	405	481,071
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	240	280,889
5.00%, 08/01/25 (SAW)	50	59,413
Series A, 5.00%, 08/01/25	200	237,654
Series B, 5.00%, 08/01/25	180	213,889
Series C, 5.00%, 08/01/25	110	130,710
Virginia Resources Authority RB
5.00%, 11/01/25	410	490,685
Series C, 5.00%, 11/01/25	30	35,976
Series D, 4.00%, 11/01/25	55	63,636
		6,947,594
Washington — 5.4%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	150	179,317
Series S-1, 5.00%, 11/01/25	260	311,424
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/25	90	106,471
City of Seattle WA GOL
5.00%, 06/01/25	125	147,698
5.00%, 12/01/25	175	210,464
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/25	65	75,739
Series B, 5.00%, 04/01/25	115	134,824
Series C, 5.00%, 09/01/25	215	255,845
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	300	353,397
5.00%, 08/01/25	225	267,460
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	105	121,852
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	130	156,034
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	185	214,278
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	210	252,054
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	65,883
County of King WA GOL, 5.00%, 12/01/25	115	138,415
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	232,321
County of Kitsap WA GOL, 5.00%, 06/01/25	40	47,179
County of Pierce WA GO, 5.00%, 08/01/25	100	118,345
County of Pierce WA GOL, Series A, 5.00%, 07/01/25	40	47,200
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	115	137,865
Energy Northwest RB
Series A, 5.00%, 07/01/25	435	514,608
Series C, 5.00%, 07/01/25	590	697,974
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	110	131,976
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	130	155,724
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	195	234,050

	Par
Security	(000)	Value

Washington (continued)
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	$105	$125,777
Port of Seattle WA RB, 4.00%, 02/01/25	70	78,948
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	132,290
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	125	150,032
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	59,775
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	50	59,965
State of Washington COP
5.00%, 01/01/25	175	203,281
5.00%, 07/01/25 (ST INTERCEPT)	140	165,621
Series C, 5.00%, 07/01/25	45	53,235
State of Washington GO
5.00%, 02/01/25	215	250,768
Series A, 5.00%, 08/01/25	130	154,418
Series A-1, 5.00%, 08/01/25	120	142,540
Series B, 5.00%, 06/01/25	135	159,400
Series B, 5.00%, 08/01/25	80	95,026
Series D, 5.00%, 02/01/25	35	40,823
Series D, 5.00%, 06/01/25	750	885,555
Series F, 0.00%, 12/01/25 (AMBAC)(a)	240	233,604
Series R-2018C, 5.00%, 08/01/25	110	130,661
Series R-2018D, 5.00%, 08/01/25	250	296,958
University of Washington RB
5.00%, 04/01/25	155	181,843
Series B, 4.00%, 06/01/25	175	199,896
		9,108,813
West Virginia — 0.5%
State of West Virginia GO, Series A, 5.00%, 06/01/25	405	478,030
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	140	165,971
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	170	200,383
		844,384
Wisconsin — 1.3%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	360	425,369
State of Wisconsin GO
Series 2, 4.00%, 11/01/25	120	138,678
Series 2, 5.00%, 11/01/25	300	359,336
Series A, 5.00%, 05/01/25	245	288,306
Series B, 5.00%, 05/01/25	250	294,190
State of Wisconsin RB, Series A, 5.00%, 05/01/25	85	99,677
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	190	224,934
Series 2, 5.00%, 07/01/25	290	342,823
		2,173,313
Total Municipal Debt Obligations — 98.7%
(Cost: $161,556,967)		165,165,450

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	248	$248,265

Total Short-Term Investments — 0.2%
(Cost: $248,245)		248,265

Total Investments in Securities — 98.9%
(Cost: $161,805,212)		165,413,715

Other Assets, Less Liabilities — 1.1%		1,857,311

Net Assets — 100.0%		$167,271,026

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$133,561	$113,969	(a)	$—	$727	$8	$248,265	248	$38	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$165,165,450	$—	$165,165,450
Money Market Funds	248,265	—	—	248,265
	$248,265	$165,165,450	$—	$165,413,715

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2021

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax